Capital structure and financing - C.3. Debt and financing (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)		Nov. 12, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 COP ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financing	$ 5,916			$ 5,631
Less: portion payable within one year	(12)			(54)
Debt and financing – non-current	5,904	[1]		5,578
Total non-current financing due after more than one year	1,828			59
Debt and financing – current	1,840	[1]		113
Borrowings	7,744			5,691
Guatemala joint ventures
Disclosure of detailed information about borrowings [line items]
Debt and financing – non-current				619	$ 1,152
Debt and financing – current				24	$ 21
Percentage of controlling interest acquired			45.00%
Millicom International Cellular S.A. (Luxembourg)
Disclosure of detailed information about borrowings [line items]
Borrowings	4,020			2,504
Guatemala
Disclosure of detailed information about borrowings [line items]
Borrowings	605			0
Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings	802			803
Paraguay
Disclosure of detailed information about borrowings [line items]
Borrowings	751			738
Bolivia
Disclosure of detailed information about borrowings [line items]
Borrowings	310			337
Panama
Disclosure of detailed information about borrowings [line items]
Borrowings	846			869
Tanzania
Disclosure of detailed information about borrowings [line items]
Borrowings	189			203
Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings	121			119
El Salvador
Disclosure of detailed information about borrowings [line items]
Borrowings	100			118
Bilateral Facility With IIC
Disclosure of detailed information about borrowings [line items]
Borrowings face amount						$ 50	$ 144,054.5
Borrowings, interest rate						9.45%	9.45%
Bonds
Disclosure of detailed information about borrowings [line items]
Total non-current financing	4,030			4,253
Total non-current financing due after more than one year	61			44
Banks
Disclosure of detailed information about borrowings [line items]
Total non-current financing	1,851			1,337
Total non-current financing due after more than one year	1,768			15
Other Borrowings
Disclosure of detailed information about borrowings [line items]
Total non-current financing	$ 36			$ 41

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.